Mineral Properties and Exploration and Evaluation Assets (Schedule of Considerations Paid and Estimates of Fair Value of Assets and Liabilties Nonbusiness Combination) (Details) - Lindero Project [member]
$ in Thousands
Jul. 28, 2016 USD ($) shares
Consideration:
Common shares of acquirer transferred | shares	14,569,045
Warrants of acquirer transferred | shares	1,514,677
14,569,045 common shares of the Company	$ 122,813
1,514,677 warrants	7,401
Costs of the transaction	8,226
Cash of Goldrock received	(528)
Costs of the transaction paid by Goldrock prior to closing	(2,822)
Cost of transaction, excluding cash acquired and paid by acquiree	4,876
Total consideration	135,090
Assets acquired and liabilities assumed:
Accounts receivable	249
Machinery and Equipment	6,954
Accounts payable	(700)
Closure and rehabilitation provision	(100)
Lindero Gold Project	128,687
Total consideration transferred	135,090
Total consideration
Total consideration	135,090
less: Non-cash issuance of common shares	(122,813)
less: Non-cash issuance of warrants	(7,401)
Comprising:
Cash transaction costs	5,404
Cash of Goldrock received	(528)
Cost of transaction, excluding cash acquired and paid by acquiree	$ 4,876